Michael P. Glazer
+1.213.680.6646
michael.glazer@morganlewis.com

March 30, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Montage Managers Trust: Registration Statement on Form N-1A (File Nos. 333-
201441 and 811-23023)

Dear Sir or Madam:

On behalf of our client, Montage Managers Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectus and Statement of Additional Information, each dated March 29, 2016, for the Trust’s Tortoise North American Pipeline Fund, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 6, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001398344-16-011239 on March 24, 2016.

Please contact me at (213) 680-6646 if you have any questions regarding this matter.

Sincerely,

/s/ Michael P. Glazer
Michael P. Glazer

Morgan, Lewis & Bockius llp

300 South Grand Avenue
Twenty-Second Floor
Los Angeles, CA 90071-3132	+1.213.612.2500
United States	+1.213.612.2501